Cash, cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash, cash equivalents and restricted cash	Cash, cash equivalents and restricted cash
For purposes of the consolidated statement of cash flows, cash and cash equivalents include cash on hand and in banks, including restricted cash. Cash, cash equivalents and restricted cash at the end of the reporting period as shown in the consolidated statement of cash flows can be reconciled to the related items in the consolidated statements of financial position as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

Cash and cash equivalents	$183,993,091	$501,093,921	$139,056,863
Current restricted cash	127,803	72,215	90,222
	184,120,894	501,166,136	139,147,085

Non-current restricted cash	735,312	735,312	735,312

Total	$184,856,206	$501,901,448	$139,882,397
Restricted cash represents balances held by the Entity that are only available for use under certain conditions pursuant to the loan agreements entered into by the Entity. Such conditions include payment of monthly debt service fee and compliance with certain covenants set forth in the loan agreement. These restrictions are classified according to their restriction period: less than 12 months and over one year, considering the period of time in which such restrictions are fulfilled. Non-current restricted cash is classified within security deposits paid in the accompanying consolidated statements of financial position.
Non‑cash transactions
Additions to right of use assets during 2024 were $362,585. The Entity did not have additions to the right-of-use asset and lease liabilities during 2023. Additions to right of use assets during 2022 were $635,956 and were financed by new leases. Other non-cash investing activities related to investment properties are included in Note 8.
Changes in liabilities arising from financing activities not requiring cash relate to a decrease for the amortization of debt issuance costs for $2,321,901, $1,971,555 and $1,544,113 in December 31, 2024, 2023 and 2022, respectively and an increase for new lease liabilities for $362,585, $—, and $635,956 in December 31, 2024, 2023 and 2022, respectively.
Unpaid dividends are included in Note 12.4.